CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Cash flows from operating activities:
Net income	¥ 140,350	$ 19,821	¥ 80,234	¥ 61,412
Adjustments to reconcile net income to net cash provided by operating activities:
Revaluation gain on previously held equity interest	(1,538)	(217)	(30,187)	(24,436)
Gain on disposals of equity investees	(1)		(42)	(2,971)
Realized and unrealized (gain) loss related to investment securities	4,439	627	(16,082)	(70)
Change in fair value of other assets and liabilities	1,661	235	(1,422)	1,415
Gain in relation to the receipt of the 33% equity interest in Ant Group (Note 4(l))	(71,561)	(10,106)
(Gain) Loss on disposals of subsidiaries	(10,042)	(1,418)	4	(14)
Depreciation of property and equipment, and operating lease cost relating to land use rights	20,523	2,899	14,962	8,789
Amortization of intangible assets and licensed copyrights	21,904	3,093	22,118	13,231
Share-based compensation expense	31,742	4,483	37,491	20,075
Impairment of cost method investees, investment securities and other assets	13,256	1,872	10,867	1,816
Impairment of goodwill, intangible assets and licensed copyrights	4,104	579	2,843	1,295
(Gain) Loss on disposals of property and equipment	(24)	(3)	55	(95)
Amortization of restructuring reserve	97	14	264	264
Share of results of equity investees	5,733	810	(566)	20,792
Deferred income taxes	(3,443)	(486)	(2,197)	976
Allowance for doubtful accounts	1,989	281	383	601
Changes in assets and liabilities, net of effects of acquisitions and disposals:
Prepayments, receivables and other assets	(43,386)	(6,128)	(10,185)	(14,765)
Income tax payable	2,538	358	3,060	6,610
Escrow money payable	(5,216)	(737)	5,197	643
Accrued expenses, accounts payable and other liabilities	56,690	8,006	24,355	23,158
Merchant deposits	2,878	406	1,184	1,389
Deferred revenue and customer advances	7,914	1,118	8,639	5,690
Net cash provided by operating activities	180,607	25,507	150,975	125,805
Cash flows from investing activities:
(Increase) Decrease in short-term investments, net	(24,907)	(3,518)	8,028	(730)
Payments for settlement of forward exchange contracts	(193)	(27)	(15)	(582)
Acquisitions of investment securities	(29,944)	(4,229)	(72,472)	(11,872)
Disposals of investment securities	18,798	2,655	10,057	7,223
Acquisitions of equity investees	(24,488)	(3,458)	(11,860)	(53,742)
Disposals of equity investees	78	11	282	6,185
Disposals of intellectual property rights and assets (Note 4(l))	12,648	1,786
Acquisitions of:
Land use rights and construction in progress relating to office campuses	(7,888)	(1,114)	(3,146)	(4,027)
Other property and equipment	(24,662)	(3,483)	(32,336)	(15,601)
Licensed copyrights and other intangible assets	(12,836)	(1,813)	(14,161)	(10,208)
Cash paid for business combinations, net of cash acquired	(14,536)	(2,053)	(35,434)	(515)
Deconsolidation and disposal of subsidiaries, net of cash proceeds	(107)	(15)	(10)	(27)
Loans to employees, net of repayments	(35)	(5)	7	132
Net cash used in investing activities	(108,072)	(15,263)	(151,060)	(83,764)
Cash flows from financing activities:
Issuance of ordinary shares	91,506	12,923	354	399
Repurchase of ordinary shares			(10,872)
Acquisition of additional equity interests in non-wholly owned subsidiaries	(15,402)	(2,175)	(1,123)	(13,627)
Payment for settlement of contingent consideration				(770)
Dividends paid by non-wholly owned subsidiaries to noncontrolling interests	(278)	(39)	(226)	(112)
Capital injection from noncontrolling interests	11,049	1,560	8,706	1,124
Proceeds from bank and other borrowings	15,788	2,230	12,116	26,824
Repayment of bank borrowings	(15,943)	(2,252)	(16,347)	(30,414)
Proceeds from unsecured senior notes				45,817
Repayment of unsecured senior notes	(15,798)	(2,231)		(8,602)
Upfront fee payment for a revolving credit facility and syndicated loan	(69)	(10)		(280)
Net cash provided by (used in) financing activities	70,853	10,006	(7,392)	20,359
Effect of exchange rate changes on cash and cash equivalents, restricted cash and escrow receivables	4,100	579	3,245	(6,065)
Increase (Decrease) in cash and cash equivalents, restricted cash and escrow receivables	147,488	20,829	(4,232)	56,335
Cash and cash equivalents, restricted cash and escrow receivables at beginning of year	198,494	28,033	202,726	146,391
Cash and cash equivalents, restricted cash and escrow receivables at end of year	345,982	48,862	198,494	202,726
Supplemental disclosures of cash flow information:
Payment of income tax	21,474		15,713	10,058
Payment of interest	5,066		4,972	2,884
Business combinations:
Cash paid for business combinations	(16,022)		(48,206)	(17,300)
Cash acquired in business combinations	1,486		12,772	16,785
Cash paid for business combinations, net of cash acquired	¥ (14,536)	$ (2,053)	¥ (35,434)	¥ (515)